EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
EQUITY

Note 5 — Equity

$2,000,000 Financing Agreement

In May 2012, the Company entered into a financing agreement to raise up to $2,000,000 through the sale of shares of its common stock at $0.50 per share and warrants to purchase one share of common stock of the Company with an exercise price of $0.75 per share, no vesting requirement and a term of 18 months. As of December 31, 2012, the Company had received all but $434,507 of the $2,000,000. In January 2013, the Company received the outstanding $434,507 for the right to 869,014 shares of the Company’s common stock.

As of March 31, 2013 the Company had not issued any shares of its common stock related to the $2,000,000 financing agreement. See Note 6 for discussion on the issuance of the related warrants.

$500,000 Financing Agreement

During February and March 2013, the Company received gross proceeds of $500,000 from a private placement of 1,000,000 shares of the Company’s common stock at $0.50 per share and warrants to purchase 1,000,000 shares of the Company’s common stock with an exercise price equal to the lower (i) of $0.75 per share or (ii) the preceding 10 day volume-weighted volume average price per share of Company stock prior to the exercise date, no vesting requirement and a term of 18 months pursuant to a financing agreement with Newmarket Traders LTD.

As of March 31, 2013 the Company had not issued any shares of its common stock related to the $500,000 financing agreement. See Note 6 for discussion on the issuance of the related warrants.

NOTE 10 — EQUITY

At the closing of the Exchange Agreement, the Company issued a total of 52,500,000 shares of its common stock to the Echo LLC Members in exchange for 100% of the issued and outstanding units of Echo LLC. Immediately prior to the closing of the Exchange Agreement, the Company had 22,500,000 shares of common stock issued and outstanding. Immediately after the closing of the Exchange Agreement, the Company had 75,000,000 shares of common stock issued and outstanding.

In May 2012, the Company entered into a financing agreement to raise up to $2,000,000 through the sale of shares of its common stock at $0.50 per share and warrants to purchase one share of common stock of the Company with an exercise price of $0.75 per share and a term of 18 months. Prior to the closing of the Exchange Agreement, $903,000 had been received for the issuance of common stock. The cash received was advanced to Echo LLC to provide working capital to continue its operations. Subsequent to the closing of the Exchange Agreement, the $903,000 of advances were eliminated in consolidation.

In October and December 2012 the Company received an additional $465,000 for the right for 930,000 shares of common stock and $99,800 for the right for 199,600 shares of its common stock, respectively, as part of its $2,000,000 financing agreement.

The transaction services of $97,693 related to expenses paid for by stockholders of the Company, as discussed in Note 7, is included within stock subscription in the accompanying balance sheet as of December 31, 2012.

The Company has not issued any shares of its common stock related to the $2,000,000 financing agreement as of December 31, 2012. Said shares and warrants are to be issued upon receipt of the entire $2,000,000.

The remaining $434,507 was treated as a subscription receivable as of December 31, 2012 and was received in January 2013.